12 Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investment [abstract]
Schedule of the investees' financial statements and equity interest

Below is a summary of the investees’ financial information and SABESP’s equity interest:

Company	Equity			Dividends distributed	Profit (loss) for the year
	2020	2019	2018	2020	2020	(*)	2019	2018

Sesamm	51,514	45,923	43,547	(1,741)	7,332	-	4,418	5,621
Águas de Andradina	29,576	30,065	24,832	(1,267)	3,403	(2,625)	7,271	2,407
Águas de Castilho	8,533	7,242	6,084	(322)	1,600	13	1,767	1,001
Saneaqua Mairinque¹	4,013	4,783	5,720	-	(770)	-	(871)	(790)
Attend Ambiental	11,409	7,486	1,426	-	3,958	(35)	(18,217)	(3,743)
Aquapolo Ambiental	41,903	37,772	30,170	(15,000)	19,131	-	16,283	11,413
Paulista Geradora de Energia	6,692	7,144	7,625	-	(452)	-	(481)	(822)

Company	Investments		Dividends distributed	Other Comprehensive Income	Reclassification	Equity in the earnings of subsidiaries				Interest percentage
	2020	2019	2020	2020	2020	2020	(*)	2019	2018	2020	2019	2018

Sesamm	18,546	16,533	(627)	-	-	2,640	-	1,591	2,023	36%	36%	36%
Águas de Andradina	8,873	9,020	(380)	-	-	1,020	(787)	2,181	722	30%	30%	30%
Águas de Castilho	2,560	2,172	(97)	-	-	481	4	529	300	30%	30%	30%
Saneaqua Mairinque²	-	1,434	-	17	(1,203)	(248)	-	(262)	(237)	4,6%	30%	30%
Attend Ambiental	5,134	3,369	-	-	-	1,781	(16)	(8,198)	(1,684)	45%	45%	45%
Aquapolo Ambiental	20,532	18,508	(7,350)	-	-	9,374	-	7,979	5,592	49%	49%	49%
Paulista Geradora de Energia	1,673	1,786	-	-	-	(113)	-	(119)	(206)	25%	25%	25%
Total	57,318	52,822	(8,454)	17	(1,203)	14,935	(799)	3,701	6,510
Other investments	6,099	365
Overall total	63,417	53,187

(*) Refer to changes in the equity of investees, as their financial statements for the year ended December 31, 2019 were issued, including some adjustments, after the Company’s financial statements.

(¹) The amounts presented for 2020 refer to July 31, 2020.

(²) On August 20, 2020, the investee Saneaqua Mairinque held an Extraordinary Shareholders' Meeting that approved a capital increase in the amount of R$ 21,944, through the issue of 17,178,988 shares. SABESP waived its preemptive right in the participation of such capital increase, and the shares then issued because of the capital increase were entirely subscribed by the shareholder BRK Ambiental, resulting in the dilution of SABESP’s interest in the investee. Accordingly, SABESP discontinued the equity accounting method and recorded this financial asset under the fair value on the transaction date, in the amount of R$ 5,734 recorded as “Other investments”. The amounts corresponding to the equity result were recorded until July 2020.